Trade and other payables (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Trade and other payables
Trade payables	$ 6,868,590	$ 8,050,660
Related party interest payable [note 16]	7,344	6,058
Sales taxes payable	47,331
Salaries, vacation and other employee benefits payables	579,369	551,072
Trade and other payables	$ 7,502,634	$ 8,607,790